UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-08216

Registrant Name:	PIMCO Strategic Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2017

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Strategic Income Fund, Inc.

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 288.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Avolon Holdings Ltd.
2.250% due 09/20/2020		$30	$31
3.500% due 03/20/2022		200	203
Cyxtera Technologies, Inc.
4.750% due 03/28/2024		21	21
Energy Future Intermediate Holding Co. LLC
4.304% due 06/30/2017		7,338	7,344
iHeartCommunications, Inc.
7.732% due 01/30/2019		900	777
Sequa Corp.
5.250% due 06/19/2017		484	479

Total Loan Participations and Assignments (Cost $8,942)			8,855

CORPORATE BONDS & NOTES 22.2%
BANKING & FINANCE 11.3%
Barclays Bank PLC
7.625% due 11/21/2022 (k)		800	877
14.000% due 06/15/2019 (g)	GBP	1,300	1,997
BNP Paribas S.A.
7.375% due 08/19/2025 (g)		$1,800	1,852
Cantor Fitzgerald LP
7.875% due 10/15/2019 (k)		930	1,024
Cooperatieve Rabobank UA
11.000% due 06/30/2019 (g)(k)		4,166	4,879
CyrusOne LP
5.000% due 03/15/2024		20	21
5.375% due 03/15/2027		10	10
Deutsche Bank AG
4.250% due 10/14/2021 (k)		3,200	3,283
Exeter Finance Corp.
9.750% due 05/20/2019		2,400	2,299
Jefferies LoanCore LLC
6.875% due 06/01/2020 (k)		1,000	1,018
Navient Corp.
5.875% due 03/25/2021		1,009	1,019
Neuberger Berman Group LLC
4.875% due 04/15/2045 (k)		1,200	1,077
Pinnacol Assurance
8.625% due 06/25/2034 (i)		2,600	2,607
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 (g)(k)		1,000	1,045
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022 (k)		2,000	2,196
SL Green Realty Corp.
7.750% due 03/15/2020 (k)		4,500	5,056
Spirit Realty LP
4.450% due 09/15/2026 (k)		3,300	3,260
TIG FinCo PLC
8.750% due 04/02/2020	GBP	2,840	3,382

			36,902

INDUSTRIALS 7.4%
BWAY Holding Co.
5.500% due 04/15/2024 (c)		$76	77
7.250% due 04/15/2025 (c)		54	54
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(h)		1,312	1,525
9.000% due 02/15/2020 ^(h)		65	76
Cardtronics, Inc.
5.500% due 05/01/2025 (c)		17	17
Charter Communications Operating LLC
5.375% due 05/01/2047 (c)		36	36
Chobani LLC
7.500% due 04/15/2025 (c)		40	41
CommScope Technologies LLC
5.000% due 03/15/2027		40	40
Community Health Systems, Inc.
6.250% due 03/31/2023		91	93
CVS Pass-Through Trust
7.507% due 01/10/2032		828	1,020
Dole Food Co., Inc.
7.250% due 06/15/2025 (c)		37	37

Dynegy, Inc.
8.034% due 02/02/2024		98	94
EI Group PLC
6.875% due 05/09/2025	GBP	620	846
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^(h)		$240	160
Frontier Finance PLC
8.000% due 03/23/2022	GBP	2,600	3,251
Gartner, Inc.
5.125% due 04/01/2025		$29	30
Goodyear Tire & Rubber Co.
4.875% due 03/15/2027		22	22
Hexion, Inc.
10.375% due 02/01/2022		23	23
13.750% due 02/01/2022		22	21
iHeartCommunications, Inc.
9.000% due 03/01/2021		2,470	1,883
9.000% due 09/15/2022		1,000	755
Kinder Morgan, Inc.
5.300% due 12/01/2034 (k)		1,500	1,514
7.750% due 01/15/2032 (k)		4,500	5,626
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		48	30
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	204	228
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (k)		$1,000	1,002
Team Health Holdings, Inc.
6.375% due 02/01/2025		10	10
UAL Pass-Through Trust
6.636% due 01/02/2024		1,618	1,751
UCP, Inc.
8.500% due 10/21/2017		3,700	3,678
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		49	51
7.000% due 03/15/2024		244	251

			24,242

UTILITIES 3.5%
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		7,150	7,740
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034 (k)		2,600	3,405
Petrobras Global Finance BV
6.125% due 01/17/2022		102	107
7.375% due 01/17/2027		120	127

			11,379

Total Corporate Bonds & Notes (Cost $68,430)			72,523

MUNICIPAL BONDS & NOTES 0.9%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		50	45
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		70	71

			116

WEST VIRGINIA 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)		25,300	1,278
7.467% due 06/01/2047		1,685	1,616

			2,894

Total Municipal Bonds & Notes (Cost $2,828)			3,010

U.S. GOVERNMENT AGENCIES 173.8%
Fannie Mae
1.876% due 08/25/2054 (a)(k)		24,200	1,461
2.500% due 12/25/2027 (a)		4,993	408
2.565% due 12/01/2030		168	171
2.699% due 09/01/2028		7	7
2.700% due 04/01/2030		1	1
2.862% due 11/01/2027		49	50
2.900% due 12/01/2028		43	45
3.000% due 03/01/2031		59	60
3.104% due 03/01/2032		78	78
4.250% due 11/25/2024 - 03/25/2033		559	593
4.500% due 09/01/2023 - 08/01/2041		280	301
4.500% due 07/25/2040 - 04/01/2041 (k)		2,118	2,241
4.532% due 07/25/2029		730	740

5.000% due 12/01/2018 - 07/25/2038	264	284
5.000% due 01/25/2038 (k)	10,029	10,923
5.500% due 07/25/2024	20	21
5.500% due 11/25/2032 - 04/25/2035 (k)	7,581	8,371
5.559% due 12/25/2042	38	41
5.750% due 06/25/2033	33	37
5.807% due 08/25/2043	1,964	2,164
6.000% due 09/25/2031 - 01/25/2044	2,118	2,399
6.000% due 12/01/2032 - 06/01/2040 (k)	7,475	8,469
6.134% due 02/25/2042	592	671
6.185% due 10/25/2042	17	20
6.474% due 09/25/2041	566	620
6.500% due 10/01/2018 - 11/01/2047	8,030	9,121
6.500% due 12/01/2036 - 07/01/2039 (k)	739	836
6.732% due 07/25/2029	660	691
6.761% due 10/25/2042	438	502
6.850% due 12/18/2027	16	18
7.000% due 05/01/2017 - 01/01/2047	2,071	2,359
7.000% due 07/01/2036 (k)	361	386
7.500% due 12/01/2017 - 06/25/2044	1,859	2,169
7.700% due 03/25/2023	19	21
7.791% due 06/19/2041	908	1,047
8.000% due 09/25/2021 - 06/01/2032	355	387
8.500% due 09/25/2021 - 06/25/2030	625	714
9.449% due 05/15/2021	53	57
9.898% due 07/15/2027	30	30
Fannie Mae, TBA
3.000% due 10/01/2046 - 08/01/2047	193,000	191,055
3.500% due 10/01/2046 - 09/01/2047	234,000	238,881
4.000% due 03/01/2047	3,000	3,147
Freddie Mac
0.000% due 04/25/2045 (b)(e)	1,485	1,292
0.200% due 04/25/2045 (a)	3,268	10
1.767% due 11/15/2038 (a)(k)	45,199	3,099
2.006% due 05/15/2038 (a)(k)	22,312	1,741
2.019% due 09/15/2036 (a)(k)	24,668	1,672
2.158% due 08/15/2036 (a)	6,974	453
2.691% due 12/01/2026	6	6
2.749% due 09/01/2031	34	35
3.226% due 04/01/2033	3	3
5.000% due 02/15/2024	9	9
5.500% due 04/01/2039 - 06/15/2041 (k)	7,414	8,302
5.695% due 07/25/2032	129	141
5.982% due 08/25/2029	380	376
6.000% due 04/01/2017 - 03/15/2035	828	933
6.000% due 02/15/2032 (k)	2,328	2,666
6.500% due 08/01/2021 - 09/01/2047	5,708	6,553
6.500% due 06/15/2031 - 07/01/2037 (k)	3,193	3,559
6.900% due 09/15/2023	306	334
6.950% due 07/15/2021	137	146
7.000% due 06/01/2017 - 10/25/2043	3,164	3,592
7.000% due 03/15/2029 - 08/01/2036 (k)	2,693	3,083
7.500% due 05/15/2024 - 02/25/2042	1,264	1,392
7.500% due 04/01/2028 - 12/01/2030 (k)	1,407	1,615
8.000% due 08/15/2022 - 04/15/2030	299	333
8.532% due 12/25/2027	1,598	1,804
11.732% due 03/25/2025	394	497
Freddie Mac, TBA
4.000% due 11/01/2046	3,000	3,147
Ginnie Mae
6.000% due 04/15/2029 - 12/15/2038	790	904
6.000% due 07/15/2037 - 11/15/2038 (k)	1,371	1,572
6.500% due 11/20/2024 - 10/20/2038	103	111
6.500% due 04/15/2032 - 05/15/2032 (k)	663	752
7.000% due 04/15/2024 - 06/15/2026	53	55
7.500% due 06/15/2023 - 03/15/2029	809	855
8.000% due 05/15/2017 - 11/15/2022	6	6
8.500% due 05/15/2022 - 02/15/2031	11	13
9.000% due 12/15/2017 - 01/15/2020	77	78
Ginnie Mae, TBA
4.000% due 09/01/2047	20,000	21,113
Small Business Administration
4.625% due 02/01/2025	127	133
5.510% due 11/01/2027	496	536
5.780% due 08/01/2027	40	43
5.820% due 07/01/2027	44	48
6.300% due 06/01/2018	21	22
7.200% due 06/01/2017	1	1
Vendee Mortgage Trust
6.500% due 03/15/2029	178	201
6.750% due 02/15/2026 - 06/15/2026	123	138
7.500% due 09/15/2030	2,647	3,125

Total U.S. Government Agencies (Cost $572,303)		568,096

U.S. TREASURY OBLIGATIONS 19.5%
U.S. Treasury Notes
2.000% due 08/15/2025 (k)(m)(o)		65,700	63,974

Total U.S. Treasury Obligations (Cost $64,955)			63,974

NON-AGENCY MORTGAGE-BACKED SECURITIES 45.0%
Adjustable Rate Mortgage Trust
3.170% due 07/25/2035		737	674
3.699% due 08/25/2035		1,678	1,614
Banc of America Mortgage Trust
3.514% due 02/25/2035		25	25
Bancorp Commercial Mortgage Trust
6.949% due 11/15/2033		4,500	4,490
Barclays Commercial Mortgage Securities Trust
3.330% due 08/15/2027		2,700	2,621
BCAP LLC Trust
0.981% due 07/26/2036		211	164
3.045% due 10/26/2036		2,588	2,307
3.068% due 10/26/2033		130	113
3.174% due 06/26/2035		43	39
Bear Stearns ALT-A Trust
3.527% due 08/25/2036 ^(k)		435	322
Bear Stearns Commercial Mortgage Securities Trust
5.608% due 12/11/2040		5,728	5,457
5.716% due 04/12/2038		120	93
7.000% due 05/20/2030		833	849
Celtic Residential Irish Mortgage Securitisation PLC
0.001% due 11/13/2047	EUR	5,473	5,841
0.603% due 12/14/2048	GBP	4,929	6,173
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033		$4	4
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049		91	77
Commercial Mortgage Loan Trust
6.101% due 12/10/2049		1,932	1,154
Commercial Mortgage Trust
5.505% due 03/10/2039		3,997	3,846
5.595% due 06/10/2046		1,125	965
Countrywide Alternative Loan Trust
1.192% due 07/25/2046 ^		2,335	1,827
5.500% due 05/25/2022 ^		31	22
6.500% due 07/25/2035 ^		760	549
Countrywide Home Loan Mortgage Pass-Through Trust
1.622% due 03/25/2035		2,291	1,943
2.852% due 03/25/2046 ^		3,648	2,076
3.135% due 08/25/2034		710	657
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		1,248	1,259
7.500% due 06/25/2035 ^		226	232
Credit Suisse Commercial Mortgage Trust
5.695% due 09/15/2040		1,360	1,367
Credit Suisse First Boston Mortgage Securities Corp.
2.132% due 03/25/2034 ^		390	382
Credit Suisse First Boston Mortgage-Backed Trust
7.000% due 02/25/2034		510	558
Credit Suisse Mortgage Capital Certificates
6.500% due 03/25/2036 ^		1,208	707
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	234	246
Eurosail PLC
1.944% due 09/13/2045	GBP	1,751	1,744
2.594% due 09/13/2045		1,251	1,191
4.194% due 09/13/2045		1,063	1,000
GC Pastor Hipotecario FTA
0.000% due 06/21/2046	EUR	1,823	1,578
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049		$5,000	4,975
GMAC Mortgage Corp. Loan Trust
3.696% due 08/19/2034		153	145
GSAA Trust
6.000% due 04/01/2034		1,165	1,211
GSMPS Mortgage Loan Trust
6.238% due 06/19/2027		44	43
7.000% due 06/25/2043		3,015	3,195
8.000% due 09/19/2027		621	636
GSR Mortgage Loan Trust
1.312% due 12/25/2034		443	400
2.560% due 03/25/2033		3	3
6.500% due 01/25/2034		283	299
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043	EUR	627	549

JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		$955	823
JPMorgan Commercial Mortgage-Backed Securities Trust
5.836% due 03/18/2051		3,697	3,700
JPMorgan Mortgage Trust
3.137% due 10/25/2036 ^		3,003	2,833
5.500% due 08/25/2022 ^		27	27
5.500% due 06/25/2037 ^		298	293
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040		3,620	3,553
Lehman XS Trust
1.832% due 09/25/2047		6,455	5,350
MASTR Adjustable Rate Mortgages Trust
3.530% due 10/25/2034		1,163	1,033
MASTR Alternative Loan Trust
6.250% due 07/25/2036		476	406
6.500% due 03/25/2034		927	986
7.000% due 04/25/2034		64	69
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		4,408	4,351
7.500% due 07/25/2035		2,380	2,413
Merrill Lynch Mortgage Trust
5.841% due 06/12/2050		5,100	5,019
Morgan Stanley Capital Trust
5.777% due 04/15/2049		5,718	5,703
5.942% due 06/11/2049		1,400	1,326
Morgan Stanley Resecuritization Trust
2.716% due 12/26/2046		7,952	5,817
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		1,213	1,218
7.500% due 03/25/2034 ^		3,180	2,950
7.500% due 10/25/2034 ^		3,640	3,846
Newgate Funding PLC
0.920% due 12/15/2050	EUR	2,402	2,361
1.170% due 12/15/2050		2,402	2,229
1.344% due 12/15/2050	GBP	3,308	3,882
1.594% due 12/15/2050		2,717	3,139
RBSSP Resecuritization Trust
6.000% due 02/26/2037		$4,710	3,651
6.250% due 12/26/2036		6,374	3,870
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2035 ^		1,973	1,812
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		553	644
8.500% due 11/25/2031		783	829
Structured Asset Mortgage Investments Trust
2.138% due 08/25/2047 ^(k)		3,519	3,166
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,205	2,775
WaMu Mortgage Pass-Through Certificates Trust
2.736% due 05/25/2035 (k)		330	331
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		153	167
7.500% due 04/25/2033		428	458
Wells Fargo Mortgage-Backed Securities Trust
3.073% due 06/25/2035		337	344
3.096% due 04/25/2036 ^		40	40

Total Non-Agency Mortgage-Backed Securities (Cost $141,307)			147,036

ASSET-BACKED SECURITIES 17.7%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		208	62
Airspeed Ltd.
1.182% due 06/15/2032		1,906	1,584
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.507% due 11/25/2032 ^		251	6
Bear Stearns Asset-Backed Securities Trust
1.105% due 09/25/2034		662	590
Citigroup Mortgage Loan Trust, Inc.
1.142% due 12/25/2036		5,363	3,313
1.202% due 12/25/2036 (k)		2,763	1,488
1.242% due 03/25/2037 (k)		6,808	5,311
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		1,661	1,181
Conseco Financial Corp.
6.530% due 02/01/2031		149	148
7.050% due 01/15/2027		146	153
Countrywide Asset-Backed Certificates
1.112% due 12/25/2036 ^		3,777	3,745
1.122% due 06/25/2047 ^		9,596	7,398
1.182% due 06/25/2037 ^(k)		2,700	2,002
1.182% due 06/25/2047		6,821	5,294
1.272% due 06/25/2037 (k)		8,449	6,066
4.815% due 07/25/2036 (k)		11,700	11,667

Countrywide Asset-Backed Certificates Trust
2.632% due 11/25/2034		2,297	1,269
Credit-Based Asset Servicing and Securitization LLC
6.020% due 12/25/2037		720	749
Encore Credit Receivables Trust
1.717% due 07/25/2035		576	431
Greenpoint Manufactured Housing
8.300% due 10/15/2026		760	834
National Collegiate Commutation Trust
0.000% due 03/25/2038		10,400	4,653
Oakwood Mortgage Investors, Inc.
1.142% due 06/15/2032		20	18
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031		20	16

Total Asset-Backed Securities (Cost $57,406)			57,978

SOVEREIGN ISSUES 1.0%
Argentine Government International Bond
7.820% due 12/31/2033	EUR	2,257	2,556
Ecuador Government International Bond
9.650% due 12/13/2026		$600	622

Total Sovereign Issues (Cost $3,079)			3,178

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.1%
SemGroup Corp. ‘A’		7,966	287

Total Common Stocks (Cost $221)			287

WARRANTS 0.0%
UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		3,986	2

Total Warrants (Cost $10)			2

SHORT-TERM INSTRUMENTS 5.7%
REPURCHASE AGREEMENTS (j) 4.5%			14,592

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.2%
Federal Home Loan Bank
0.730% due 04/17/2017 (e)(f)		$600	600

U.S. TREASURY BILLS 1.0%
0.664% due 04/20/2017 - 04/27/2017 (d)(e)(k)(o)		3,420	3,418

Total Short-Term Instruments (Cost $18,611)			18,610

Total Investments in Securities (Cost $938,092)			943,549

Total Investments 288.6% (Cost $938,092)			$943,549
Financial Derivative Instruments (l)(n) (0.8)% (Cost or Premiums, net $(2,158))			(2,568)

Other Assets and Liabilities, net (187.8)%			(614,083)

Net Assets 100.0%			$326,898

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	$2,600	$2,607	0.80%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
IND	0.750%	03/31/2017	04/03/2017	$2,300	U.S. Treasury Notes 1.500% due 08/15/2026	$(2,346)	$2,300	$2,300
SAL	0.960	03/31/2017	04/03/2017	11,400	U.S. Treasury Notes 1.750% due 12/31/2020	(11,636)	11,400	11,401
SSB	0.050	03/31/2017	04/03/2017	892	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	(911)	892	892

Total Repurchase Agreements						$(14,893)	$14,592	$14,593

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BPS	1.000%	01/13/2017	04/12/2017	$(7,972)	$(7,990)
	1.030	02/10/2017	05/15/2017	(1,440)	(1,442)
	1.200	01/13/2017	04/12/2017	(10,083)	(10,110)
	1.480	01/13/2017	04/12/2017	(5,547)	(5,565)
	1.490	01/18/2017	04/18/2017	(3,421)	(3,432)
	1.530	01/31/2017	05/01/2017	(2,941)	(2,949)
	1.550	03/02/2017	06/02/2017	(3,127)	(3,131)
	1.580	01/27/2017	04/26/2017	(9,782)	(9,810)
	1.600	01/13/2017	04/12/2017	(10,856)	(10,895)
	1.660	03/08/2017	06/08/2017	(4,813)	(4,819)
	1.718	01/13/2017	04/12/2017	(15,348)	(15,406)
	1.890	01/31/2017	04/15/2017	(829)	(832)
	1.890	01/31/2017	05/01/2017	(1,544)	(1,549)
	2.589	01/31/2017	05/01/2017	(9,302)	(9,343)
	2.648	03/16/2017	06/16/2017	(4,140)	(4,145)
	2.840	11/28/2016	05/26/2017	(4,723)	(4,770)
JML	1.750	03/01/2017	04/12/2017	(4,563)	(4,563)
UBS	1.920	03/14/2017	06/14/2017	(849)	(850)

Total Reverse Repurchase Agreements					$(101,601)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BPG	0.890%	03/06/2017	04/03/2017	$(1,737)	$(1,738)
	0.920	03/08/2017	04/07/2017	(4,400)	(4,403)
TDM	0.740	01/24/2017	04/24/2017	(27,188)	(27,226)
	0.740	02/08/2017	04/10/2017	(3,897)	(3,902)
	0.750	02/16/2017	04/17/2017	(1,545)	(1,547)
	0.760	01/13/2017	04/13/2017	(13,341)	(13,364)

Total Sale-Buyback Transactions					$(52,180)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(148,049) at a weighted average interest rate of 1.115%.
(4)	Payable for sale-buyback transactions includes $(16) of deferred price drop.

(k)	Securities with an aggregate market value of $170,779 and cash of $600 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note June Futures	Long	06/2017	138	$86	$11	$0

Total Futures Contracts				$86	$11	$0

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	15.590%	01/04/2021	BRL	7,200	$336	$99	$0	$(1)
Pay	3-Month CAD-Bank Bill	3.300	06/19/2024	CAD	11,200	1,009	488	0	(26)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		3,800	(699)	(567)	17	0
Receive	3-Month USD-LIBOR	1.750	12/21/2023		$39,400	951	2,016	0	(39)
Pay	3-Month USD-LIBOR	1.750	12/21/2026		63,800	3,251	4,511	0	(94)
Receive (1)	3-Month USD-LIBOR	1.500	06/21/2027		28,000	2,403	215	0	(46)
Receive	3-Month USD-LIBOR	2.250	12/21/2046		5,000	409	863	0	(6)
Receive (1)	3-Month USD-LIBOR	1.750	06/21/2047		50,300	10,469	1,589	0	(82)

						$18,129	$9,214	$17	$(294)

Total Swap Agreements						$18,129	$9,214	$17	$(294)

(1)	This instrument has a forward starting effective date.

(m)	Securities with an aggregate market value of $10,523 and cash of $311 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	BRL	938		$296	$0	$(4)
	04/2017	EUR	15,420		16,357	0	(94)
	04/2017	GBP	1,222		1,536	5	0
	04/2017		$305	BRL	939	0	(5)
	05/2017	BRL	939		$303	5	0
BPS	04/2017		939		304	4	0
	04/2017		$296	BRL	939	4	0
	04/2017		13,583	EUR	12,594	0	(147)
	05/2017	EUR	12,594		$13,600	148	0
GLM	04/2017	CAD	78		58	0	0
	04/2017	EUR	473		502	0	(2)
	04/2017	GBP	1,575		1,926	0	(47)
	04/2017		$26,518	GBP	21,341	220	0
	05/2017	GBP	21,341		$26,536	0	(220)
JPM	04/2017		2,600		3,251	0	(6)
	04/2017		$3,310	EUR	3,083	0	(21)
	04/2017		386	GBP	315	8	0
MSB	04/2017	GBP	16,259		$20,391	20	0
UAG	04/2017		$233	EUR	216	0	(3)

Total Forward Foreign Currency Contracts						$414	$(549)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.000% due 05/01/2047	$75.219	05/04/2017	$50,000	$2	$0
FAR	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2047	71.000	04/05/2017	127,000	5	0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2047	76.000	04/05/2017	185,000	7	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2047	70.000	04/05/2017	11,000	0	0

					$14	$0

Total Purchased Options					$14	$0

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	06/20/2019	0.501%	$100	$(3)	$4	$1	$0
BPS	Petrobras Global Finance BV	1.000	12/20/2019	1.576	3,100	(306)	260	0	(46)
DUB	Indonesia Government International Bond	1.000	06/20/2019	0.501	300	(11)	15	4	0
GST	Petrobras Global Finance BV	1.000	09/20/2020	2.071	10	(1)	1	0	0
HUS	Petrobras Global Finance BV	1.000	12/20/2019	1.576	3,400	(338)	287	0	(51)
JPM	Indonesia Government International Bond	1.000	06/20/2019	0.501	800	(27)	36	9	0
	Russia Government International Bond	1.000	12/20/2020	1.128	200	(23)	22	0	(1)

						$(709)	$625	$14	$(98)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	05/11/2063	$1,100	$(67)	$(73)	$0	$(140)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	1,400	(161)	(70)	0	(231)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	900	(113)	8	0	(105)
FBF	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	100	(12)	(1)	0	(13)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	100	(10)	1	0	(9)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	400	(63)	(3)	0	(66)
GST	CMBX.NA.A.6 Index	2.000	05/11/2063	1,400	(71)	(1)	0	(72)
	CMBX.NA.BB.6 Index	5.000	05/11/2063	1,000	(135)	(68)	0	(203)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	2,200	(121)	(159)	0	(280)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	400	(20)	(16)	0	(36)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	2,200	(274)	17	0	(257)
MYC	CMBX.NA.BBB-.10 Index	3.000	11/17/2059	200	(24)	4	0	(20)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	3,100	(179)	(215)	0	(394)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	700	(31)	(32)	0	(63)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	400	(46)	(20)	0	(66)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	1,100	(136)	8	0	(128)

					$(1,463)	$(620)	$0	$(2,083)

Total Swap Agreements					$(2,172)	$5	$14	$(2,181)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o)	Securities with an aggregate market value of $2,269 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,376	$479	$8,855
Corporate Bonds & Notes
Banking & Finance	0	31,996	4,906	36,902
Industrials	0	17,313	6,929	24,242
Utilities	0	11,379	0	11,379
Municipal Bonds & Notes
Illinois	0	116	0	116
West Virginia	0	2,894	0	2,894
U.S. Government Agencies	0	568,096	0	568,096
U.S. Treasury Obligations	0	63,974	0	63,974
Non-Agency Mortgage-Backed Securities	0	147,036	0	147,036
Asset-Backed Securities	0	53,325	4,653	57,978
Sovereign Issues	0	3,178	0	3,178
Common Stocks
Energy	287	0	0	287
Warrants
Utilities	2	0	0	2
Short-Term Instruments
Repurchase Agreements	0	14,592	0	14,592
Short-Term Notes	0	600	0	600
U.S. Treasury Bills	0	3,418	0	3,418

Total Investments	$289	$926,293	$16,967	$943,549

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	17	0	28
Over the counter	0	428	0	428
	$11	$445	$0	$456

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(294)	0	(294)
Over the counter	0	(2,730)	0	(2,730)

	$0	$(3,024)	$0	$(3,024)

Total Financial Derivative Instruments	$11	$(2,579)	$0	$(2,568)

Totals	$300	$923,714	$16,967	$940,981

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2017:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$0	$0	$0	$0	$479	$0	$479	$0
Corporate Bonds & Notes Banking & Finance	9,149	0	(4,303)	18	47	(5)	0	0	4,906	(246)
Industrials	3,725	3,246	0	4	0	(46)	0	0	6,929	(46)
Asset-Backed Securities	0	4,524	0	124	0	5	0	0	4,653	5

Totals	$12,874	$7,770	$(4,303)	$146	$47	$(46)	$479	$0	$16,967	$(287)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$479	Third Party Vendor	Broker Quote	99.000
Corporate Bonds & Notes
Banking & Finance	2,607	Proxy Pricing	Base Price	102.667
	2,299	Reference Instrument	Spread movement	204.000	bps
Industrials	6,929	Proxy Pricing	Base Price	99.500 - 100.000
Asset-Backed Securities	4,653	Proxy Pricing	Base Price	44.000 - 46.000

Total	$16,967

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (‘NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or based on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2014-2016, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 938,092	$22,165	$(16,708)	$5,457

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GST	Goldman Sachs International	MYC	Morgan Stanley Capital Services, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JML	JP Morgan Securities Plc	TDM	TD Securities (USA) LLC
FAR	Wells Fargo Bank National Association	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	USD (or $)	United States Dollar
CAD	Canadian Dollar	GBP	British Pound

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	REMIC	Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017